Mezzanine equity (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 16, 2017 CNY (¥) shares	May 16, 2017 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥)		Dec. 31, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	[1]
Redeemable NonControlling Interest Equity Stock Issued During Period Shares New Issues | shares	22,058,823	22,058,823
Redeemable NonControlling Interest Equity Stock Issued During Period Value New Issues	¥ 509,730	$ 75,000
Preferred Stock, Conversion Basis			The “Series A conversion price” as of the date of issuance of the Series A Preferred Shares shall initially be the Series A issue price, resulting in an initial conversion ratio for the Series A Preferred Shares of 1:1		The “Series A conversion price” as of the date of issuance of the Series A Preferred Shares shall initially be the Series A issue price, resulting in an initial conversion ratio for the Series A Preferred Shares of 1:1
Temporary Equity, Accretion to Redemption Value			¥ 19,842		$ 3,000
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount			¥ 509,668	[1]		$ 78,000	¥ 0
Series A Preferred Shares [Member]
Shares Issued, Price Per Share | $ / shares		$ 3.4
Preferred Stock, Redemption Terms			Series A issue price plus accrued daily interest (on the basis of a 365-day year basis) at a rate of eight percent (8%) per annum		Series A issue price plus accrued daily interest (on the basis of a 365-day year basis) at a rate of eight percent (8%) per annum

[1]	Huya’s Series A Preferred Shares